Virtus Westchester Credit Event Fund and Virtus Westchester Event-Driven Fund

(each a “Fund”, and together, the “Funds”),

each a series of Virtus Event Opportunities Trust

Supplement dated November 3, 2021 to the Summary Prospectus and the Statutory Prospectus,

each dated October 1, 2021

Important Notice to Investors

Virtus Westchester Event-Driven Fund

The Class A shares Return Before Taxes in the Average Annual Total Return table of the Fund’s summary prospectus and the summary section of the Fund’s statutory prospectus are replaced as follows:

Class A	1 Year	Since Inception Class A (3/22/17)
Return Before Taxes	0.45%	5.20%

The table and the associated footnotes in the “Purchase and Sale of Fund Shares” section of the Fund’s summary prospectus and the summary section of the Fund’s statutory prospectus are hereby replaced with the following:

	Minimum Initial Investment*	Subsequent Investments**
Class A Shares	$2,500	$100
Class I Shares	$100,000	$0

(*)	The minimum initial investment is $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts; there is no minimum initial investment for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. For purchases of Class I Shares (i) by private clients of the adviser, subadviser and their affiliates, (ii) through certain programs and defined contribution plans with which the Distributor or Transfer Agent has an arrangement or (iii) by Trustees of the Virtus Mutual Funds and directors, officers and employees of Virtus and its affiliates, the minimum initial investment is waived.

(**)	There is no minimum additional investment for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Virtus Westchester Credit Event Fund

The Class A shares Return Before Taxes in the Average Annual Total Return table of the Fund’s summary prospectus and the summary section of the Fund’s statutory prospectus, are replaced as follows:

Class A	1 Year	Since Inception (12/29/17)
Return Before Taxes	9.70%	6.11%

The table and the associated footnotes in the “Purchase and Sale of Fund Shares” section of the Fund’s summary prospectus and the summary section of the Fund’s statutory prospectus, are hereby replaced with the following:

	Minimum Initial Investment*	Subsequent Investments**
Class A Shares	$2,500	$100
Class I Shares	$100,000	$0

(*)	The minimum initial investment is $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts; there is no minimum initial investment for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. For purchases of Class I Shares (i) by private clients of the adviser, subadviser and their affiliates, (ii) through certain programs and defined contribution plans with which the Distributor or Transfer Agent has an arrangement or (iii) by Trustees of the Virtus Mutual Funds and directors, officers and employees of Virtus and its affiliates, the minimum initial investment is waived.

(**)	There is no minimum additional investment for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Both Funds

The table on page 47 of the Funds’ statutory prospectus and the associated footnotes in the “Classes of Shares” section are hereby replaced with the following:

	Minimum Initial Investment*	Subsequent Investments**
Class A Shares	$ 2,500	$100
Class I Shares	$100,000	$0

(*)	The minimum initial investment is $100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts; there is no minimum initial investment for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans. For purchases of Class I Shares (i) by private clients of the adviser, subadviser and their affiliates, (ii) through certain programs and defined contribution plans with which the Distributor or Transfer Agent has an arrangement or (iii) by Trustees of the Virtus Mutual Funds and directors, officers and employees of Virtus and its affiliates, the minimum initial investment is waived.

(**)	There is no minimum additional investment for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans.

Investors should retain this supplement with the Prospectuses for future reference.

VEOT 7089 Class A Perf/Class I Shares Min Initial Inv Corrections (11/2021)